Additional Information-Financial Statement Schedule I - Condensed Financial Information of Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating expenses:
General and administrative expenses	¥ (357,924)	$ (56,166)	¥ (207,617)	¥ (193,732)
Total operating expenses	(3,411,031)	(535,265)	(3,102,749)	(2,602,897)
Loss from operations	(1,416,109)	(222,219)	(1,288,286)	(1,585,366)
Interest income, net	74,240	11,650	85,262	70,330
Other income, net	89,741	14,082	163,432	12,697
Fair value change of investments	75,008	11,770	30,213
Loss before provision for income tax	(1,177,120)	(184,717)	(1,009,379)	(1,502,339)
Income tax expenses			(2,967)	(1,700)
Net loss	(1,177,120)	(184,717)	(1,012,346)	(1,504,039)
Deemed dividend			(101,795)
Accretion of convertible redeemable preferred shares and redeemable ordinary shares	(2,217,489)	(347,972)	(837,856)	(508,130)
Net loss available to ordinary shareholders of Zhangmen Education Inc.	(3,394,609)	(532,689)	(1,951,997)	(2,012,169)
Parent
Operating expenses:
General and administrative expenses	(70,069)	(10,995)	(27,974)	(18,995)
Total operating expenses	(70,069)	(10,995)	(27,974)	(18,995)
Loss from operations	(70,069)	(10,995)	(27,974)	(18,995)
Interest income, net	3,016	473	19,764	37,257
Other income, net	(7,372)	(1,157)
Fair value change of investments	5,205	817	3,696
Loss from investments in subsidiaries, VIEs and VIEs’ subsidiaries	(1,107,900)	(173,855)	(1,004,949)	(1,520,601)
Loss before provision for income tax	(1,177,120)	(184,717)	(1,009,463)	(1,502,339)
Income tax expenses			(2,883)	(1,700)
Net loss	(1,177,120)	(184,717)	(1,012,346)	(1,504,039)
Deemed dividend			(101,795)
Accretion of convertible redeemable preferred shares and redeemable ordinary shares	(2,217,489)	(347,972)	(837,856)	(508,130)
Net loss available to ordinary shareholders of Zhangmen Education Inc.	¥ (3,394,609)	$ (532,689)	¥ (1,951,997)	¥ (2,012,169)